UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE

	Repurchase Agreements (29.5%)
$ 25,000	ABN Amro Securities LLC, (dated 05/30/14; proceeds $25,000,167; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 07/01/27 - 03/01/43; valued at $25,750,000)	0.08%			06/02/14	$25,000,000
20,000	ABN Amro Securities LLC, (dated 05/16/14; proceeds $20,004,800; fully collateralized by various Common Stocks; valued at $21,102,365) (Demand 06/06/14)	0.27	(a	)	06/17/14	20,000,000
150,000	Bank of Montreal, (dated 05/14/14; proceeds $150,015,250; fully collateralized by various U.S. Government Agencies, 2.00% - 5.50% due 01/01/18 - 02/01/29, and U.S. Government Obligations, 0.63% due 10/15/16 - 09/30/17; valued at $154,115,449) (Demand 06/06/14)	0.06	(a	)	07/14/14	150,000,000
100,000	Bank of Nova Scotia, (dated 03/10/14; proceeds $100,150,417; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 02/01/26 - 04/20/44; valued at $103,286,120) (Demand 06/06/14)	0.15	(a	)	03/06/15	100,000,000
35,000	Bank of Nova Scotia, (dated 03/04/14; proceeds $35,056,778; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 03/01/26 - 11/01/42, and by a U.S. Government Obligation, 8.88% due 08/15/17; valued at $36,030,954) (Demand 06/06/14)	0.16	(a	)	03/04/15	35,000,000
130,000	Bank of Nova Scotia, (dated 01/02/14; proceeds $130,224,069; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 03/01/26 - 05/01/43, and by a U.S. Government Obligation, 2.50% due 04/30/15; valued at $133,956,555) (Demand 06/06/14)	0.17	(a	)	01/02/15	130,000,000
155,000	Bank of Nova Scotia, (dated 09/13/13; proceeds $155,279,000; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 02/01/26 - 02/01/44, and a U.S. Government Obligation, 0.63% due 12/15/16; valued at $160,507,832) (Demand 06/06/14)	0.18	(a	)	09/08/14	155,000,000
13,730	BNP Paribas Securities Corp., (dated 05/30/14; proceeds $13,730,103; fully collateralized by various U.S. Government Agencies, 1.99% - 7.50% due 08/15/27 - 04/20/64; valued at $14,141,900)	0.09			06/02/14	13,730,000
60,000	BNP Paribas Securities Corp., (dated 05/30/14; proceeds $60,001,150; fully collateralized by various Common Stocks and Preferred Stocks; valued at $63,345,599)	0.23			06/02/14	60,000,000
15,000	Credit Agricole Corp., (dated 05/30/14; proceeds $15,000,100; fully collateralized by a U.S. Government Agency, 2.50% due 02/01/28; valued at $15,430,496)	0.08			06/02/14	15,000,000
200,000	Credit Suisse Securities USA, (dated 03/17/14; proceeds $200,324,556; fully collateralized by various Corporate Bonds, 5.75% - 12.75% due 02/15/15 - 06/01/22; valued at $212,001,592)	0.64			06/17/14	200,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2014 (unaudited) continued

$ 28,750	Credit Suisse Securities USA, (dated 03/18/14; proceeds $28,796,148; fully collateralized by various Corporate Bonds, 6.63% - 10.88% due 08/15/17 - 12/15/22; valued at $30,480,299)	0.64	%		06/17/14	$28,750,000
25,000	Deutsche Bank Securities, Inc., (dated 05/30/14; proceeds $25,000,167; fully collateralized by a U.S. Government Agency, 3.00% due 10/20/42; valued at $25,761,407)	0.08			06/02/14	25,000,000
20,000	Deutsche Bank Securities, Inc., (dated 05/30/14; proceeds $20,000,333; fully collateralized by various Common Stocks; valued at $21,000,013)	0.20			06/02/14	20,000,000
440,000	Federal Reserve Bank of New York, (dated 05/30/14; proceeds $440,001,833; fully collateralized by a U.S. Government Obligation, 3.88% due 08/15/40; valued at $440,343,092)	0.05			06/02/14	440,000,000
20,000	ING Financial Markets LLC, (dated 05/30/14; proceeds $20,000,300; fully collateralized by various Corporate Bonds, 1.63% - 8.60% due 10/30/14 - 06/30/66; valued at $21,000,724)	0.18			06/02/14	20,000,000
20,000	ING Financial Markets LLC, (dated 05/23/14; proceeds $20,003,694; fully collateralized by various Corporate Bonds, 7.50% - 9.63% due 03/15/16 - 06/30/66; valued at $21,001,436) (Demand 06/06/14)	0.19	(a	)	06/27/14	20,000,000
70,000	ING Financial Markets LLC, (dated 05/30/14; proceeds $70,001,808; fully collateralized by various Corporate Bonds, 4.13% - 11.88% due 06/15/15 - 06/15/58; valued at $74,200,536)	0.31			06/02/14	70,000,000
10,000	ING Financial Markets LLC, (dated 04/28/14; proceeds $10,013,217; fully collateralized by various Corporate Bonds, 6.46% - 6.63% due 05/15/18 - 12/13/36 (b); valued at $10,505,332) (Demand 06/06/14)	0.39	(a	)	08/28/14	10,000,000
59,000	Merrill Lynch Pierce Fenner & Smith, (dated 05/30/14; proceeds $59,001,131; fully collateralized by various Common Stocks and Preferred Stocks; valued at $61,950,133)	0.23			06/02/14	59,000,000
89,000	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $89,452,639; fully collateralized by various Common Stocks, Convertible Bonds, 2.75% - 4.25% due 04/15/15 - 12/15/20, and Preferred Stocks; valued at $94,710,157) (Demand 06/02/14)	0.51	(a	)	07/04/14	89,000,000
46,000	Mizuho Securities USA, Inc., (dated 05/30/14; proceeds $46,000,843; fully collateralized by various Common Stocks; valued at $48,300,021)	0.22			06/02/14	46,000,000
285,000	RBC Capital Markets LLC, (dated 04/02/14; proceeds $285,057,000; fully collateralized by various U.S. Government Agencies, 1.63% - 7.13% due 03/01/25 - 05/20/44; valued at $293,550,038) (Demand 06/06/14)	0.08	(a	)	07/01/14	285,000,000
45,000	RBC Capital Markets LLC, (dated 01/16/14; proceeds $45,060,750 fully collateralized by various Corporate Bonds, 0.61% - 8.88% due 10/13/15 - 06/15/45; valued at $47,250,000) (Demand 06/06/14)	0.27	(a	)	07/15/14	45,000,000
20,000	RBC Capital Markets LLC, (dated 04/11/14; proceeds $20,016,683; fully collateralized by various Corporate Bonds, 5.13% - 9.88% due 09/15/17 - 05/15/33 (b); valued at $21,200,000) (Demand 06/06/14)	0.33	(a	)	07/11/14	20,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2014 (unaudited) continued

$ 35,000	RBS Securities, Inc., (dated 05/30/14; proceeds $35,001,108; fully collateralized by various Corporate Bonds, 0.43% - 6.13% due 09/15/14 - 03/14/44; valued at $36,753,572)	0.38	%	06/02/14	$35,000,000
95,000	TD Securities USA LLC, (dated 05/30/14; proceeds $95,000,871; fully collateralized by various Corporate Bonds, 0.20% - 7.20% due 01/23/15 - 06/01/44, and various U.S. Government Agencies, 0.38% - 3.50% due 02/19/16 - 06/01/43; valued at $99,554,275)	0.11		06/02/14	95,000,000
50,000	Wells Fargo Securities LLC, (dated 05/30/14; proceeds $50,000,333; fully collateralized by various U.S. Government Agencies, 0.38% - 1.88% due 12/21/15 - 02/19/19; valued at $51,020,982)	0.08		06/02/14	50,000,000
25,000	Wells Fargo Securities LLC, (dated 03/06/14; proceeds $25,025,000; fully collateralized by various Corporate Bonds, 2.40% - 8.75% due 12/01/14 - 07/01/43; valued at $26,239,528)	0.40		06/04/14	25,000,000
25,000	Wells Fargo Securities LLC, (dated 03/18/14; proceeds $25,025,000; fully collateralized by various Corporate Bonds, 0.50% - 7.50% due 06/08/14 - 05/15/44; valued at $26,250,001)	0.40		06/16/14	25,000,000
20,000	Wells Fargo Securities LLC, (dated 04/28/14; proceeds $20,022,750; fully collateralized by various Corporate Bonds, 1.25% - 9.88% due 12/01/14 - 08/01/66 (b); valued at $21,152,090)	0.45		07/28/14	20,000,000

	Total Repurchase Agreements (Cost $2,331,480,000)				2,331,480,000

	Commercial Paper (19.9%)
	Automobiles (1.1%)
7,500	Toyota Credit Canada, Inc.	0.23		11/25/14	7,491,471
29,200	Toyota Financial Services de Puerto Rico, Inc.	0.23		07/15/14 - 11/25/14	29,179,798
50,000	Toyota Motor Credit Corp.	0.18		06/05/14	49,998,750

					86,670,019

	Computer Technology (0.0%)
3,300	Apple, Inc. (c)	0.15		11/06/14	3,297,814

	Domestic Bank (2.1%)
163,700	JP Morgan Securities LLC (c)	0.28		07/14/14	163,643,978

	Food & Beverage (2.3%)
85,454	Coca-Cola Co. (c)	0.15 - 0.18		07/15/14 - 09/11/14	85,415,166
94,400	Nestle Capital Corp. (c)	0.18 - 0.20		08/19/14 - 10/22/14	94,344,244

					179,759,410

	International Banks (14.4%)
28,700	ASB Finance Ltd.	0.19		09/10/14	28,684,550
119,000	Bank of Nova Scotia	0.20		07/01/14	118,979,506
101,300	Banque Et Caisse	0.19 - 0.22		10/06/14 - 12/08/14	101,209,236
82,100	Caisse Des Depots Et	0.24		06/26/14	82,085,769
80,200	DBS Bank Ltd. (c)	0.22 - 0.24		07/01/14 - 11/26/14	80,142,046
74,200	DBS Bank Ltd.	0.22 - 0.24		07/21/14 - 11/25/14	74,163,399
94,000	Erste Abwicklungsanstalt	0.18		07/16/14 - 07/18/14	93,978,226
115,000	Natixis U.S. Finance Co., LLC	0.09		06/02/14	114,999,425
76,600	Nordea Bank AB (c)	0.23		10/22/14	76,531,060
198,500	Sumitomo Mitsui Banking Corp.	0.23		07/03/14	198,459,059

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2014 (unaudited) continued

$110,250	United Overseas Bank Ltd. (c)	0.10 - 0.22	%		06/13/14 - 11/25/14	$110,181,560
60,100	United Overseas Bank Ltd.	0.25			09/25/14	60,051,169

						1,139,465,005

	Total Commercial Paper (Cost $1,572,836,226)					1,572,836,226

	Certificates of Deposit (19.5%)
	Domestic Banks (1.9%)
70,000	Branch Banking & Trust Co.	0.19			07/22/14	70,000,000
79,400	Citibank NA	0.19			08/18/14	79,400,000

						149,400,000

	International Banks (17.6%)
132,100	Bank of Montreal	0.18			06/05/14 - 06/19/14	132,100,000
31,000	BMO Harris Bank NA	0.23			11/13/14	31,000,000
209,100	Credit Industriel et Commercial	0.33			07/23/14 - 10/03/14	209,100,000
38,250	Deutsche Bank AG NY	0.27			08/01/14	38,250,000
25,000	DNB Bank ASA	0.08			06/05/14	25,000,000
240,000	Lloyds Bank PLC	0.09			06/03/14	240,000,000
85,000	Mizuho Bank Ltd.	0.10			06/03/14	85,000,000
104,800	Oversea Chinese Banking Corporation	0.20 - 0.23			08/14/14 - 09/03/14	104,800,000
200,000	Sumitomo Mitsui Banking Corp.	0.10 - 0.23			06/03/14 - 10/01/14	200,000,000
33,000	Sumitomo Trust & Banking Co., Ltd.	0.22			08/07/14	33,000,309
245,000	Swedbank AB	0.08			06/03/14 - 06/05/14	245,000,000
45,000	Toronto-Dominion Bank	0.20			11/10/14	45,000,000

						1,388,250,309

	Total Certificates of Deposit (Cost $1,537,650,309)					1,537,650,309

PRINCIPAL AMOUNT (000)		COUPON RATE (a)		DEMAND DATE (d)	MATURITY DATE	VALUE
	Floating Rate Notes (11.0%)
	International Banks
118,600	Bank of Nova Scotia	0.24		08/18/14	02/17/15	118,600,000
88,500	DBS Bank Ltd. (c)	0.24 - 0.25		06/26/14 - 06/30/14	09/26/14 - 09/30/14	88,497,559
360,250	Rabobank Nederland NY	0.28 - 0.29		06/23/14 - 08/28/14	11/28/14 - 03/24/15	360,250,000
37,300	Toronto-Dominion Bank	0.22		08/06/14	02/06/15	37,300,000
262,400	Westpac Banking Corp.	0.23 - 0.27		06/16/14 - 08/26/14	12/15/14 - 05/26/15	262,393,784

	Total Floating Rate Notes (Cost $867,041,343)					867,041,343

	Extendible Floating Rate Notes (10.3%)
	Domestic Banks (5.6%)
220,000	JP Morgan Chase Bank NA (Extendible Maturity Date 06/05/15)	0.35		06/09/14	03/07/19	220,000,000
227,250	Wells Fargo Bank NA (Extendible Maturity Date 06/15/15 - 06/19/15)	0.28 - 0.32		06/16/14 - 06/20/14	03/20/19 - 07/15/19	227,250,000

						447,250,000

	International Banks (4.7%)
92,000	Bank of Nova Scotia (Extendible Maturity Date 05/29/15)	0.32		07/30/14	01/31/19	92,000,000
149,000	Royal Bank of Canada (Extendible Maturity Date 06/01/15)	0.32		07/01/14	04/01/19	148,993,325
130,000	Svenska Handelsbanken AB (c) (Extendible Maturity Date 11/14/14)	0.28		06/16/14	05/13/16	130,000,000

						370,993,325

	Total Extendible Floating Rate Notes (Cost $818,243,325)					818,243,325

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE
	Time Deposits (9.0%)
	International Banks (9.0%)
$ 45,000	Bank of Montreal (Montreal Branch)	0.05%			06/02/14	$45,000,000
390,000	Credit Agricole CIB Grand Cayman	0.08			06/02/14	390,000,000
150,000	Natixis Grand Cayman	0.09			06/02/14	150,000,000
125,000	Natixis Grand Cayman	0.09			06/02/14	125,000,000

	Total Time Deposits (Cost $710,000,000)					710,000,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (d)		MATURITY DATE	VALUE
	Tax-Exempt Instruments (0.5%)
	Weekly Variable Rate Bonds
20,000	New York State Housing Finance Agency, Gotham West Housing Ser 2011 B (Taxable)	0.13	06/06/14		05/01/45	20,000,000
21,000	NGSP, Inc., Ser 2006	0.13	06/06/14		06/01/46	21,000,000

	Total Weekly Variable Rate Bonds (Cost $41,000,000)					41,000,000

	Total Investments (Cost $7,878,251,203) (e)			99.7%		7,878,251,203
	Other Assets in Excess of Liabilities			0.3		20,557,310

	Net Assets			100.0%		$7,898,808,513

(a)	Rate shown is the rate in effect at May 31, 2014.
(b)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of May 31, 2014.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Date of next interest rate reset.
(e)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments ¡ May 31, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Repurchase Agreements	$—	$2,331,480,000	$—	$2,331,480,000
Commercial Paper	—	1,572,836,226	—	1,572,836,226
Certificates of Deposit	—	1,537,650,309	—	1,537,650,309
Floating Rate Notes	—	867,041,343	—	867,041,343
Extendible Floating Rate Notes	—	818,243,325	—	818,243,325
Time Deposits	—	710,000,000	—	710,000,000
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	41,000,000	—	41,000,000
Total Assets	$—	$7,878,251,203	$—	$7,878,251,203

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

July 22, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

July 22, 2014